Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.5	$ 0.5
Ordinary shares, shares authorized (in Shares)	[1]	675,000,000,000	675,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	445,223	445,223
Ordinary shares, shares outstanding (in Shares)	[1]	445,223	445,223
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.5	$ 0.5
Ordinary shares, shares authorized (in Shares)	[1]	75,000,000,000	75,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	16,831	16,831
Ordinary shares, shares outstanding (in Shares)	[1]	16,831	16,831

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 50-to-1 on August 20, 2026.